Income Taxes (Details 2) - USD ($)	May 31, 2025	May 31, 2024
Income Taxes
Net operating loss carryforwards	$ (2,328,333)	$ (1,036,842)
Less: valuation allowance	(2,328,333)	(1,036,842)
Net deferred tax assets	0	0
Deferred tax liabilities	0	0
Net deferred tax asset (liability) recognized	$ 0	$ 0